Property, Equipment and Deposits (Tables)	12 Months Ended
Dec. 31, 2023
Property, Equipment and Deposits [Abstract]
Schedule of Property, Equipment and Deposits, Net

Property, equipment and deposits, net consisted of the following:

	Dec 31, 2023	Dec 31, 2022
Rental vehicles	30,262,689	28,950,519
Furniture and fixtures	1,175,335	865,753
Leasehold improvements	671,391	868,243
Less: Accumulated depreciation	(18,583,416)	(11,356,857)
Total property and equipment, net	13,525,999	19,327,658
Vehicle deposits	5,476	95,226
Total property, equipment and deposits, net	13,531,475	19,422,884

Schedule of Depreciation Expenses

The following table summarizes the depreciation expenses recorded in the consolidated statement of operations for the years ended at December 31, 2023, 2022 and 2021.

	Dec 31, 2023	Dec 31, 2022	Dec 31, 2021
Cost of revenues	9,347,183	8,456,349	5,203,696
General and administrative expenses	599,261	561,974	247,162
Total depreciation	9,946,444	9,018,323	5,450,858